FINANCIAL INSTRUMENTS (Details 24) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 100,714
Proportion of guarantee	100.00%
Certificate of deposits [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 7,107
Proportion of guarantee	7.10%
Standby [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 8,680
Proportion of guarantee	8.60%
Promissory notes one [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 78,575
Proportion of guarantee	78.00%
Financial guarantee contracts [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,570
Proportion of guarantee	2.60%
Mortgages [member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 2,207
Proportion of guarantee	2.20%
Pledges [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 175
Proportion of guarantee	0.20%
Promissory notes two [Member]
Disclosure Of Financials Instruments [Line items]
Provision of guarantees, Debtors	$ 1,400
Proportion of guarantee	1.40%